Land use right, net (Details) - Land use right [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Land use right	$ 6,887,433	$ 554,122
Less: accumulated amortization	(233,767)	(42,945)
Intangible assets, net	$ 6,653,666	$ 511,177